SCHEDULE II - Condensed Financial Information of Registrant - Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 873.0	$ 743.0
Other assets	272.7	176.9
Total assets	12,443.8	11,765.9
Liabilities
Long term debt	843.2	448.9
Other liabilities	91.8	98.0
Total liabilities	10,044.2	9,317.5
Shareholders' equity
Common shares ($0.01 par, issued and outstanding: 96,651,534, 2024: 111,730,209)	1.0	1.2
Common shares held in treasury, at cost (shares held: nil, 2024: 6,570,003)	0.0	(105.5)
Additional paid-in capital	1,685.6	2,044.6
Accumulated other comprehensive income	37.1	4.5
Retained earnings	675.9	503.6
Total shareholders' equity	2,399.6	2,448.4
Total liabilities and shareholders' equity	12,443.8	11,765.9
Parent Company
Assets
Investments in subsidiaries	3,097.7	2,809.4
Cash and cash equivalents	141.1	54.8
Amounts due from subsidiaries	44.5	81.4
Other assets	10.0	31.9
Total assets	3,293.3	2,977.5
Liabilities
Amounts due to subsidiaries	14.2	7.6
Long term debt	843.2	448.9
Preference securities	0.0	58.4
Other liabilities	36.3	14.2
Total liabilities	893.7	529.1
Shareholders' equity
Common shares ($0.01 par, issued and outstanding: 96,651,534, 2024: 111,730,209)	1.0	1.2
Common shares held in treasury, at cost (shares held: nil, 2024: 6,570,003)	0.0	(105.5)
Additional paid-in capital	1,685.6	2,044.6
Accumulated other comprehensive income	37.1	4.5
Retained earnings	675.9	503.6
Total shareholders' equity	2,399.6	2,448.4
Total liabilities and shareholders' equity	$ 3,293.3	$ 2,977.5